June 1, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Alternative Asset Management Acquisition Corp. Preliminary Proxy Statement on
Schedule 14A; Great American Group, Inc. Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of our clients, Alternative Asset Management Acquisition Corp. (“AAMAC”), and Great American Group, Inc. (“GAG”), a subsidiary of AAMAC, we are transmitting for filing AAMAC’s preliminary proxy statement on Schedule 14A (the “Proxy Statement”) and GAG’s Registration Statement on Form S-4 (the “Registration Statement”).

Please telephone the undersigned at (212) 370-1300 if we may be of any assistance in answering questions which may arise in connection with the Proxy Statement or the Registration Statement.

Very truly yours,

/s/ Douglas S. Ellenoff
Douglas S. Ellenoff
Ellenoff, Grossman & Schole LLP

cc:	Mark D. Klein, Chief Executive Officer
Robert R. Carlson, Esq.
Paul, Hastings, Janofsky & Walker LLP
David Miller, Esq.
Graubard Miller